Other Current Assets and Non-Current Assets (Details) ¥ in Thousands, $ in Thousands			6 Months Ended
	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)
Other Current and Noncurrent Assets [Line Items]
Unamortized design fees | ¥			¥ 154
SH Huazhen [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount			11,452		$ 1,599			¥ 12,560	$ 1,769
Youguan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥						¥ 3,000
Worthy Credit Limited [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount | $		$ 5,000
Credit bearing interest rate		2.00%
Richness Fortune Credit [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | $	$ 6,000
Annual interest charge | $	$ 600,000
Huazhen [Member]
Other Current and Noncurrent Assets [Line Items]
Repaid amount			¥ 1,322	$ 185
Loan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount						628	$ 88
Loan Agreement [Member] | Youguan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥						¥ 2,400